CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 70,138	$ 62,042
Restricted cash	34	78
Notes receivable	4,851	5,417
Accounts receivable, net of allowance for doubtful accounts of $4,391 and $6,713 as of December 31, 2014 and 2015, respectively	38,211	47,977
Inventories	4,857	4,966
Prepaid expenses and other current assets	3,782	9,674
Deferred income tax assets-current	3,015	2,387
Total current assets	$ 124,888	132,541
Long-term receivable		45
Property and equipment, net	$ 680	880
Intangible assets, net	348	440
Goodwill	1,343	1,402
Equity method investments	3,055	2,502
Deferred income tax assets-non-current	$ 436	785
Other assets-non-current		516
Total assets	$ 130,750	139,111
Current liabilities:
Accounts payable	$ 1,665	2,298
Notes payable		86
Accrued expenses and other current liabilities	$ 11,806	17,652
Deferred revenue-current	3,635	4,572
Income tax payable	2,401	3,465
Deferred income tax liabilities-current	5,334	3,727
Government subsidies-current	819	167
Total current liabilities	25,660	31,967
Deferred revenue-non-current	173	617
Government subsidies-non-current	3,024	4,390
Deferred income tax liabilities-non-current	87	110
Total Liabilities	$ 28,944	$ 37,084
Commitments and Contingencies (Note 20)
China Digital TV Holding Co., Ltd. shareholders' equity:
Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 59,705,570 and 60,173,997 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$ 30	$ 30
Additional paid-in capital	37,988	35,639
Statutory reserve	18,361	17,977
Retained earnings	23,451	22,307
Accumulated other comprehensive income	21,650	25,509
Total China Digital TV Holding Co., Ltd. shareholders' equity	101,480	101,462
Noncontrolling interest	326	565
Total equity	101,806	102,027
TOTAL LIABILITIES AND EQUITY	$ 130,750	$ 139,111